Lease liability (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Activity related to lease liability [Abstract]
Balance at January 1, 2011	$ 1,060	$ 1,682
Charges utilized	(753)	(787)
Additional charges to operations	665	165
Balance at December 31, 2011	972	1,060
Less current portion	(665)	(536)
Total long-term lease liability	307	524
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years
Activity related to lease liability [Abstract]
Balance at January 1, 2011	678	828
Charges utilized	(248)	(239)
Additional charges to operations	70	89
Balance at December 31, 2011	500	678
Less current portion	(242)
Total long-term lease liability	258
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Balance at January 1, 2011	382	854
Charges utilized	(505)	(548)
Additional charges to operations	595	76
Balance at December 31, 2011	472	382
Less current portion	(423)
Total long-term lease liability	$ 49